FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non current other receivables	$ 17	$ 23
Non-current trade receivables	20	34
Current trade receivables	305	256
Current other receivables	165	141
Current trade and other receivables	470	397
Related parties [member]
IfrsStatementLineItems [Line Items]
Non current other receivables	17	23
Current trade receivables	5	7
Current other receivables	7	8
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	2	9
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		1
Current other receivables	14	10
Other One [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	1	1
Current trade receivables	3	5
Current other receivables	7	14
Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	20	34
Receivables From M A T [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	21	24
C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	165	89
Receivables From Oil And Gas Sales [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	55	69
Receivables From Petrochemistry [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	62	71
Impairment Of Trade Receivables [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	(6)	(9)
Tax Credit [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	14	5
Receivables For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		2
Financial Credit [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		10
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	27	30
Insurance To Recover [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		1
Expenses To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	15
Acquisition Of Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	7
Credits For The Sale Of Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	4	41
Credit For Sale Of Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1	6
Argentine Natural Gas Production Promotion Plan [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	32	14
Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	$ 37